Offerings - Offering: 1	Oct. 31, 2024 USD ($) shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value of 0.01 per share, issuable pursuant to the Registrant's 2024 Performance Incentive Plan
Amount Registered | shares	1,020,000
Proposed Maximum Offering Price per Unit	41.56
Maximum Aggregate Offering Price	$ 42,391,200
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,490.09
Offering Note
(1) This Registration Statement covers, in addition to the number of shares of Malibu Boats, Inc., a Delaware corporation (the “Company” or the “Registrant”), Class A Common Stock, par value $0.01 per share (the “Common Stock”), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Malibu Boats 2024 Performance Incentive Plan (the “Plan”) as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.
(2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on October 28, 2024, in accordance with Rule 457(c) of the Securities Act.